LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease cost
Amortization of right-of-use assets	¥ 749	¥ 113
Interest of operating lease liabilities	125	6
Total lease cost	¥ 874	¥ 119